Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events	Note 6 - Subsequent Events The Company has evaluated events through March 31, 2026 and notes that two 12% USA Real Estate Bonds for gross proceeds of $65,000 were issued in the first quarter of 2026.